Financial Debt - Revolving Credit Agreement (US revolving facility) - Additional Information (Detail) - US Revolving Facility [Member] $ in Millions	Jul. 15, 2013 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Credit facility authorized amount	$ 165
Credit facility maturity	5 year